Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 5 – Cash and Cash Equivalents

	As at December 31,
	2019	2018
	$ Thousands
Cash in banks	53,810	72,074
Time deposits	93,343	59,049
	147,153	131,123

The Group’s exposure to credit risk, interest rate risk and currency risk and a sensitivity analysis with respect to the financial assets and liabilities is detailed in Note 32 Financial Instruments.